UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2016

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments:

Putnam Multi-Cap Core Fund

The fund's portfolio
7/31/15 (Unaudited)

COMMON STOCKS (97.2%)(a)
	Shares	Value

Aerospace and defense (3.2%)

Airbus Group SE (France)	6,383	$452,905

Boeing Co. (The)	8,433	1,215,786

Bombardier, Inc. Class B (Canada)	430,270	536,254

General Dynamics Corp.	15,268	2,276,611

Honeywell International, Inc.	12,121	1,273,311

L-3 Communications Holdings, Inc.	23,317	2,692,181

Northrop Grumman Corp.	21,540	3,726,635

Raytheon Co.	8,874	968,065

Spirit AeroSystems Holdings, Inc. Class A(NON)	22,483	1,265,793

TransDigm Group, Inc.(NON)	5,407	1,223,604

United Technologies Corp.	6,926	694,747

		16,325,892
Airlines (1.3%)

Alaska Air Group, Inc.	14,156	1,072,317

American Airlines Group, Inc.	25,426	1,019,583

Delta Air Lines, Inc.	24,428	1,083,138

JetBlue Airways Corp.(NON)	53,303	1,224,903

Southwest Airlines Co.	39,988	1,447,566

United Continental Holdings, Inc.(NON)	16,255	916,619

		6,764,126
Auto components (1.2%)

Delphi Automotive PLC (United Kingdom)	22,879	1,786,392

Goodyear Tire & Rubber Co. (The)	32,221	970,819

Johnson Controls, Inc.	21,996	1,002,138

Lear Corp.	11,334	1,179,529

Magna International, Inc. (Canada)	22,196	1,206,575

		6,145,453
Automobiles (0.4%)

Fiat Chrysler Automobiles NV (United Kingdom)(NON)(S)	85,258	1,347,076

General Motors Co.	28,789	907,141

		2,254,217
Banks (6.8%)

Bank of America Corp.	249,264	4,456,840

C1 Financial, Inc.(NON)(S)	41,570	800,223

Citigroup, Inc.	93,691	5,477,176

Citizens Financial Group, Inc.	84,200	2,195,094

First BanCorp. (Puerto Rico)(NON)	29,196	125,835

Fulton Financial Corp.	20,198	261,766

Huntington Bancshares, Inc.	7,047	82,238

Investors Bancorp, Inc.	32,250	392,805

JPMorgan Chase & Co.	132,740	9,096,672

KeyCorp	65,452	971,308

Old National Bancorp	13,131	188,955

PacWest Bancorp	11,487	531,733

PNC Financial Services Group, Inc.	11,861	1,164,513

Regions Financial Corp.	136,213	1,415,253

SunTrust Banks, Inc.	36,693	1,626,968

Virgin Money Holdings UK PLC (United Kingdom)(NON)	231,986	1,538,529

Wells Fargo & Co.	83,376	4,824,969

		35,150,877
Beverages (1.5%)

Coca-Cola Co. (The)	38,597	1,585,565

Coca-Cola Enterprises, Inc.	37,940	1,937,975

Dr. Pepper Snapple Group, Inc.	11,612	931,515

PepsiCo, Inc.	32,266	3,108,829

		7,563,884
Biotechnology (3.8%)

AMAG Pharmaceuticals, Inc.(NON)(S)	39,609	2,531,015

Amgen, Inc.	23,359	4,124,966

ARIAD Pharmaceuticals, Inc.(NON)	63,056	514,537

Biogen, Inc.(NON)	5,691	1,814,177

Catabasis Pharmaceuticals, Inc.(NON)	27,771	361,023

Celgene Corp.(NON)	12,840	1,685,250

China Biologic Products, Inc. (China)(NON)	9,494	1,161,686

Gilead Sciences, Inc.	54,175	6,385,066

United Therapeutics Corp.(NON)	6,902	1,168,923

		19,746,643
Building products (0.6%)

AO Smith Corp.	13,355	959,156

Assa Abloy AB Class B (Sweden)	26,127	528,800

CaesarStone Sdot-Yam, Ltd. (Israel)	5,548	398,014

Griffon Corp.	47,145	812,780

Masco Corp.	25,821	681,416

		3,380,166
Capital markets (3.2%)

AllianceBernstein Holding LP (Partnership shares)	27,973	768,418

Bank of New York Mellon Corp. (The)	33,129	1,437,799

Blackstone Group LP (The)	34,684	1,361,347

Carlyle Group LP (The)	62,018	1,650,299

Charles Schwab Corp. (The)	17,052	594,774

E*Trade Financial Corp.(NON)	18,436	523,951

Goldman Sachs Group, Inc. (The)	10,520	2,157,336

KKR & Co. LP	55,949	1,337,181

Legg Mason, Inc.	22,576	1,113,900

Morgan Stanley	68,319	2,653,510

Och-Ziff Capital Management Group, LLC Class A	29,018	336,319

OM Asset Management PLC (United Kingdom)	52,380	925,555

State Street Corp.	24,494	1,875,261

		16,735,650
Chemicals (2.1%)

Axiall Corp.	19,080	561,524

Chemours Co. (The)(NON)	5	55

Dow Chemical Co. (The)	20,559	967,507

E.I. du Pont de Nemours & Co.	24,589	1,371,083

Huntsman Corp.	30,411	577,809

LyondellBasell Industries NV Class A	15,306	1,436,162

Monsanto Co.	9,689	987,212

Mosaic Co. (The)	35,289	1,515,310

Rayonier Advanced Materials, Inc.	42,315	594,526

Sherwin-Williams Co. (The)	5,807	1,612,952

Symrise AG (Germany)	20,693	1,377,326

		11,001,466
Commercial services and supplies (1.7%)

ABM Industries, Inc.	20,606	679,174

Deluxe Corp.	23,531	1,516,102

KAR Auction Services, Inc.	31,571	1,229,059

MiX Telematics, Ltd. ADR (South Africa)(NON)(S)	10,935	79,607

Progressive Waste Solutions, Ltd. (Canada)	60,730	1,652,463

Tyco International PLC	29,043	1,103,344

Waste Management, Inc.	28,822	1,473,669

West Corp.	30,000	865,500

		8,598,918
Communications equipment (1.1%)

Cisco Systems, Inc.	110,493	3,140,211

CommScope Holding Co., Inc.(NON)	12,862	403,481

QUALCOMM, Inc.	34,374	2,213,342

		5,757,034
Construction and engineering (—%)

Quanta Services, Inc.(NON)	2,845	78,579

		78,579
Consumer finance (1.1%)

Capital One Financial Corp.	36,277	2,949,320

Discover Financial Services	47,602	2,656,668

		5,605,988
Containers and packaging (0.9%)

Avery Dennison Corp.	17,591	1,070,412

Graphic Packaging Holding Co.	77,018	1,162,972

Sealed Air Corp.	25,898	1,376,997

Sonoco Products Co.	19,916	822,132

		4,432,513
Diversified consumer services (0.3%)

Service Corporation International	52,273	1,594,849

		1,594,849
Diversified financial services (0.8%)

Easterly Acquisition Corp. (Units)(NON)	192,680	1,926,800

Voya Financial, Inc.	46,215	2,169,794

		4,096,594
Diversified telecommunication services (1.6%)

AT&T, Inc.	50,118	1,741,110

CenturyLink, Inc.	39,546	1,131,016

Cogent Communications Holdings, Inc.	31,575	1,003,769

Frontier Communications Corp.(S)	217,895	1,028,464

Iridium Communications, Inc.(NON)(S)	121,461	901,241

Level 3 Communications, Inc.(NON)	9,301	469,701

Verizon Communications, Inc.	43,808	2,049,776

		8,325,077
Electric utilities (1.2%)

American Electric Power Co., Inc.	10,534	595,908

Duke Energy Corp.	15,379	1,141,429

Edison International	19,933	1,196,179

Entergy Corp.	24,582	1,745,814

Exelon Corp.	41,654	1,336,677

		6,016,007
Electronic equipment, instruments, and components (0.4%)

CDW Corp. of Delaware	5,293	190,177

Corning, Inc.	67,757	1,265,701

Flextronics International, Ltd.(NON)	65,427	720,351

		2,176,229
Energy equipment and services (0.8%)

Cameron International Corp.(NON)	26,499	1,337,140

Halliburton Co.	15,186	634,623

Nabors Industries, Ltd.	87,057	1,010,732

Schlumberger, Ltd.	12,372	1,024,649

		4,007,144
Food and staples retail (2.7%)

Costco Wholesale Corp.	14,079	2,045,679

CVS Health Corp.	58,038	6,527,534

Kroger Co. (The)	59,996	2,354,243

Wal-Mart Stores, Inc.	24,551	1,767,181

Walgreens Boots Alliance, Inc.	10,537	1,018,190

		13,712,827
Food products (1.0%)

Archer-Daniels-Midland Co.	14,171	671,989

Blue Buffalo Pet Products, Inc.(NON)	12,413	346,819

JM Smucker Co. (The)	7,608	849,738

Keurig Green Mountain, Inc.	11,851	889,299

Pinnacle Foods, Inc.	52,664	2,367,247

		5,125,092
Gas utilities (0.4%)

UGI Corp.	55,117	2,013,975

		2,013,975
Health-care equipment and supplies (1.9%)

Becton Dickinson and Co.	9,770	1,486,506

Boston Scientific Corp.(NON)	76,911	1,333,637

C.R. Bard, Inc.	5,421	1,066,040

Edwards Lifesciences Corp.(NON)	11,293	1,718,343

Medtronic PLC	14,349	1,124,818

St. Jude Medical, Inc.	16,604	1,225,707

Stryker Corp.	19,422	1,986,288

		9,941,339
Health-care providers and services (3.3%)

Aetna, Inc.	14,985	1,692,855

AmerisourceBergen Corp.	17,960	1,899,270

Anthem, Inc.	11,193	1,726,744

Cardinal Health, Inc.	23,232	1,974,255

Cigna Corp.	4,830	695,810

Express Scripts Holding Co.(NON)	691	62,238

HCA Holdings, Inc.(NON)	38,610	3,591,116

HealthSouth Corp.	43,956	2,008,789

LifePoint Health, Inc.(NON)	12,923	1,070,800

Surgical Care Affiliates, Inc.(NON)	20,634	784,505

UnitedHealth Group, Inc.	13,379	1,624,211

		17,130,593
Health-care technology (0.2%)

Castlight Health, Inc. Class B(NON)(S)	59,333	426,011

Press Ganey Holdings, Inc.(NON)	25,340	793,395

		1,219,406
Hotels, restaurants, and leisure (2.7%)

Bloomin' Brands, Inc.	49,344	1,149,222

Carrols Restaurant Group, Inc.(NON)	177,979	1,961,329

Darden Restaurants, Inc.	14,278	1,053,145

Del Frisco's Restaurant Group, Inc.(NON)	85,302	1,360,567

Hilton Worldwide Holdings, Inc.(NON)	34,509	926,567

Las Vegas Sands Corp.(S)	28,807	1,614,344

Lindblad Expeditions Holdings, Inc.(NON)	36,225	378,551

McDonald's Corp.	320	31,955

Peak Resorts, Inc.	103,650	708,966

Penn National Gaming, Inc.(NON)(S)	105,921	2,020,973

Vail Resorts, Inc.	11,005	1,207,138

Wyndham Worldwide Corp.	10,375	856,145

Yum! Brands, Inc.	7,040	617,830

		13,886,732
Household durables (1.4%)

Leggett & Platt, Inc.	29,869	1,428,037

New Home Co., Inc. (The)(NON)	3,661	62,127

Tempur Sealy International, Inc.(NON)	19,366	1,463,101

TopBuild Corp.(NON)	2,869	82,512

Tupperware Brands Corp.	14,673	857,930

UCP, Inc. Class A(NON)	93,906	706,173

WCI Communities, Inc.(NON)	114,591	2,892,277

		7,492,157
Household products (0.4%)

Kimberly-Clark Corp.	7,544	867,334

Procter & Gamble Co. (The)	14,984	1,149,273

		2,016,607
Independent power and renewable electricity producers (0.6%)

8Point3 Energy Partners LP(NON)	33,362	531,123

Calpine Corp.(NON)	72,581	1,328,232

NRG Energy, Inc.	65,186	1,463,426

		3,322,781
Industrial conglomerates (0.6%)

3M Co.	9,336	1,412,910

Danaher Corp.	15,871	1,453,149

General Electric Co.	5,580	145,638

Siemens AG (Germany)	2,455	262,816

		3,274,513
Insurance (3.4%)

American International Group, Inc.	94,194	6,039,719

Assured Guaranty, Ltd.	62,955	1,539,879

Genworth Financial, Inc. Class A(NON)	31,020	217,450

Hartford Financial Services Group, Inc. (The)	61,112	2,905,876

Lincoln National Corp.	29,480	1,660,314

MetLife, Inc.	50,020	2,788,115

Prudential PLC (United Kingdom)	43,580	1,025,304

Travelers Cos., Inc. (The)	11,005	1,167,851

		17,344,508
Internet and catalog retail (1.0%)

Amazon.com, Inc.(NON)	3,840	2,058,816

Expedia, Inc.	17,886	2,172,076

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

Global Fashion Holding SA (acquired 8/2/13, cost $43,883) (Private) (Brazil)(F)(RES)(NON)	1,036	26,520

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

Priceline Group, Inc. (The)(NON)	598	743,655

		5,001,070
Internet software and services (2.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	13,320	1,043,489

eBay, Inc.(NON)	42,580	1,197,350

Facebook, Inc. Class A(NON)	15,163	1,425,474

Google, Inc. Class A(NON)	4,636	3,048,170

Google, Inc. Class C(NON)	5,953	3,724,256

GrubHub, Inc.(NON)	26,762	848,623

MaxPoint Interactive, Inc.(NON)	155,000	1,374,850

Pandora Media, Inc.(NON)	16,697	292,531

Yahoo!, Inc.(NON)	20,460	750,268

		13,705,011
IT Services (3.0%)

Accenture PLC Class A	19,951	2,057,148

Amdocs, Ltd.	14,950	876,818

CACI International, Inc. Class A(NON)	11,007	904,005

Computer Sciences Corp.	23,244	1,520,855

DST Systems, Inc.	3,295	359,649

IBM Corp.	24,073	3,899,585

MasterCard, Inc. Class A	32,973	3,211,570

PayPal Holdings, Inc.(NON)	42,580	1,647,846

Visa, Inc. Class A	1,624	122,352

Xerox Corp.	66,671	734,714

		15,334,542
Leisure products (0.6%)

Hasbro, Inc.	16,204	1,275,903

Malibu Boats, Inc. Class A(NON)	82,952	1,601,803

MCBC Holdings, Inc.(NON)	10,265	157,055

		3,034,761
Life sciences tools and services (0.4%)

Agilent Technologies, Inc.	24,037	984,315

Waters Corp.(NON)	9,261	1,236,251

		2,220,566
Machinery (1.4%)

Caterpillar, Inc.	16,079	1,264,292

Deere & Co.	14,925	1,411,457

Manitowoc Co., Inc. (The)	27,604	487,763

Middleby Corp. (The)(NON)	3,080	377,916

Pall Corp.	5,970	754,907

Parker Hannifin Corp.	12,737	1,436,097

Trinity Industries, Inc.	58,625	1,715,368

		7,447,800
Media (2.7%)

Charter Communications, Inc. Class A(NON)(S)	2,976	553,119

Comcast Corp. Class A	32,144	2,006,107

DISH Network Corp. Class A(NON)	11,592	748,959

Liberty Global PLC Ser. C (United Kingdom)(NON)	26,526	1,303,488

Lions Gate Entertainment Corp.	23,509	921,083

Madison Square Garden Co. (The) Class A(NON)	9,977	832,082

Omnicom Group, Inc.	21,435	1,566,470

Time Warner Cable, Inc.	6,035	1,146,710

Time Warner, Inc.	21,650	1,906,066

Townsquare Media, Inc. Class A(NON)	51,147	664,911

Twenty-First Century Fox, Inc.	37,671	1,299,273

Walt Disney Co. (The)	7,499	899,880

		13,848,148
Metals and mining (0.7%)

AK Steel Holding Corp.(NON)(S)	53,675	158,341

Cliffs Natural Resources, Inc.(S)	81,571	205,559

Freeport-McMoRan, Inc. (Indonesia)	49,661	583,517

Nucor Corp.	28,694	1,266,553

Steel Dynamics, Inc.	8,876	177,786

United States Steel Corp.	59,166	1,151,962

		3,543,718
Multi-utilities (0.3%)

Public Service Enterprise Group, Inc.	34,234	1,426,531

		1,426,531
Multiline retail (1.2%)

Big Lots, Inc.	12,322	532,064

Dollar General Corp.	20,380	1,637,941

Kohl's Corp.	25,670	1,574,084

Macy's, Inc.	11,715	809,038

Target Corp.	17,298	1,415,841

		5,968,968
Oil, gas, and consumable fuels (5.0%)

Anadarko Petroleum Corp.	17,821	1,324,991

Antero Midstream Partners LP	30,000	800,400

Antero Resources Corp.(NON)(S)	22,306	613,638

Apache Corp.	16,449	754,351

Chesapeake Energy Corp.(S)	24,255	210,048

Chevron Corp.	6,423	568,307

CONSOL Energy, Inc.	3,858	63,734

Devon Energy Corp.	13,177	651,207

Energy Transfer Partners LP	20,308	1,039,770

Enviva Partners LP(NON)	35,000	540,750

EOG Resources, Inc.	9,457	729,986

Exxon Mobil Corp.	60,186	4,767,333

Green Plains Partners LP(NON)	74,099	1,181,879

Gulfport Energy Corp.(NON)	18,153	594,692

Hess Corp.	11,756	693,722

JP Energy Partners LP	33,108	400,607

MarkWest Energy Partners LP	13,431	878,925

Memorial Resource Development Corp.(NON)	102,704	1,571,371

PennTex Midstream Partners, LP (Units)(NON)	75,000	1,300,500

Royal Dutch Shell PLC ADR Class A (United Kingdom)	25,993	1,494,078

Suncor Energy, Inc. (Canada)	33,034	930,237

Total SA ADR (France)	36,649	1,806,429

Valero Energy Corp.	34,906	2,289,834

Whiting Petroleum Corp.(NON)	31,743	650,414

		25,857,203
Paper and forest products (0.3%)

International Paper Co.	28,389	1,358,981

		1,358,981
Personal products (1.4%)

Avon Products, Inc.(S)	265,608	1,505,997

Coty, Inc. Class A(NON)	105,375	2,816,674

Edgewell Personal Care Co.	22,343	2,138,449

Herbalife, Ltd.(NON)	15,111	762,954

		7,224,074
Pharmaceuticals (5.1%)

Allergan PLC(NON)	3,226	1,068,290

Aratana Therapeutics, Inc.(NON)	46,925	826,819

Bristol-Myers Squibb Co.	19,591	1,285,953

Cardiome Pharma Corp. (Canada)(NON)(FWC)	119,449	1,083,402

Jazz Pharmaceuticals PLC(NON)	9,404	1,807,825

Johnson & Johnson	38,329	3,840,949

Merck & Co., Inc.	54,969	3,240,972

Mylan NV(NON)	15,373	860,734

Perrigo Co. PLC	12,200	2,344,840

Pfizer, Inc.	178,654	6,442,263

Roche Holding AG ADR (Switzerland)	23,570	851,113

Shire PLC ADR (United Kingdom)	3,767	1,005,073

Zoetis, Inc.	29,511	1,445,449

		26,103,682
Professional services (0.4%)

Barrett Business Services, Inc.	19,451	805,271

TransUnion(NON)	40,160	1,008,016

		1,813,287
Real estate investment trusts (REITs) (1.3%)

Armada Hoffler Properties, Inc.	92,631	949,468

Brixmor Property Group, Inc.	16,452	402,580

CatchMark Timber Trust, Inc. Class A	84,466	902,097

Easterly Government Properties, Inc.	125,012	1,975,190

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,582	413,081

Omega Healthcare Investors, Inc.	19,236	697,497

Parkway Properties, Inc.	7,062	126,692

Prologis, Inc.	684	27,777

Rayonier, Inc.	27,401	674,065

Seritage Growth Properties(NON)(S)	19,500	751,920

		6,920,367
Real estate management and development (0.3%)

Kennedy-Wilson Holdings, Inc.	18,086	457,938

Marcus & Millichap, Inc.(NON)	16,930	867,493

RE/MAX Holdings, Inc. Class A	5,492	207,707

		1,533,138
Road and rail (0.9%)

Celadon Group, Inc.	34,223	742,639

Genesee & Wyoming, Inc. Class A(NON)	924	65,807

JB Hunt Transport Services, Inc.	5,027	422,871

Old Dominion Freight Line, Inc.(NON)	4,037	295,307

Union Pacific Corp.	30,256	2,952,683

		4,479,307
Semiconductors and semiconductor equipment (2.8%)

Atmel Corp.	62,485	517,376

Avago Technologies, Ltd.	10,278	1,286,189

Broadcom Corp. Class A	19,564	990,134

Canadian Solar, Inc. (Canada)(NON)	36,822	988,855

Intel Corp.	93,039	2,693,479

Lam Research Corp.	17,042	1,310,019

Marvell Technology Group, Ltd.	52,958	658,798

Maxim Integrated Products, Inc.	25,089	854,030

Micron Technology, Inc.(NON)	62,144	1,150,285

NVIDIA Corp.	37,407	746,270

ON Semiconductor Corp.(NON)	110,853	1,177,259

Teradyne, Inc.	11,057	212,958

Texas Instruments, Inc.	26,130	1,305,977

Xilinx, Inc.	18,689	780,266

		14,671,895
Software (3.8%)

Activision Blizzard, Inc.	70,605	1,820,903

Autodesk, Inc.(NON)	13,655	690,670

Cadence Design Systems, Inc.(NON)	30,598	641,640

Electronic Arts, Inc.(NON)	11,113	795,135

Microsoft Corp.	152,688	7,130,530

Mobileye NV (Israel)(NON)(S)	16,936	1,017,854

Oracle Corp.	83,299	3,326,962

Red Hat, Inc.(NON)	17,379	1,374,331

Symantec Corp.	26,182	595,379

TiVo, Inc.(NON)	54,591	543,726

TubeMogul, Inc.(NON)(S)	99,876	1,411,248

		19,348,378
Specialty retail (3.6%)

Advance Auto Parts, Inc.	6,348	1,105,885

American Eagle Outfitters, Inc.	105,044	1,864,531

Bed Bath & Beyond, Inc.(NON)	13,328	869,385

Best Buy Co., Inc.	27,487	887,555

Boot Barn Holdings, Inc.(NON)	26,367	833,197

Chico's FAS, Inc.	48,988	745,597

Children's Place, Inc. (The)	20,021	1,159,216

Gap, Inc. (The)	51,038	1,861,866

Home Depot, Inc. (The)	21,128	2,472,610

Lowe's Cos., Inc.	28,479	1,975,303

Michaels Cos., Inc. (The)(NON)	38,561	977,136

O'Reilly Automotive, Inc.(NON)	1,082	260,015

Rent-A-Center, Inc.	21,843	585,174

Sally Beauty Holdings, Inc.(NON)	26,718	795,929

Select Comfort Corp.(NON)	5,623	146,423

Tiffany & Co.	7,406	708,754

TJX Cos., Inc. (The)	18,103	1,263,951

		18,512,527
Technology hardware, storage, and peripherals (3.7%)

Apple, Inc.	94,903	11,511,734

Avid Technology, Inc.(NON)(S)	30,421	372,961

EMC Corp.	58,690	1,578,174

Hewlett-Packard Co.	108,406	3,308,551

NetApp, Inc.	6,893	214,717

QLogic Corp.(NON)	21,108	187,228

SanDisk Corp.	8,544	515,118

Seagate Technology PLC	14,465	731,929

Western Digital Corp.	7,503	645,708

		19,066,120
Textiles, apparel, and luxury goods (0.6%)

Coach, Inc.	30,026	936,811

NIKE, Inc. Class B	19,243	2,217,178

		3,153,989
Thrifts and mortgage finance (0.3%)

Radian Group, Inc.	76,164	1,405,987

		1,405,987
Tobacco (0.4%)

Altria Group, Inc.	22,770	1,238,233

Philip Morris International, Inc.	11,895	1,017,379

		2,255,612
Trading companies and distributors (0.1%)

HD Supply Holdings, Inc.(NON)	18,526	663,231

		663,231
Transportation infrastructure (0.5%)

Macquarie Infrastructure Co., LLC	27,482	2,334,043

		2,334,043
Water utilities (0.1%)

American Water Works Co., Inc.	8,543	443,467

		443,467

Total common stocks (cost $481,253,505)		$500,914,239

CONVERTIBLE PREFERRED STOCKS (0.5%)(a)
	Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.	831	$924,180

American Tower Corp. $5.50 cv. pfd.(R)	7,807	787,043

Banc of California, Inc. $4.00 cv. pfd.	5,050	289,567

Frontier Communications Corp. Ser, A, $11.25 cum. cv. pfd.(NON)	4,831	464,984

Iridium Communications, Inc. 7.00% cv. pfd.	213	20,328

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.	285	82,793

Total convertible preferred stocks (cost $2,439,850)		$2,568,895

INVESTMENT COMPANIES (0.1%)(a)
	Shares	Value

iShares MSCI United Kingdom ETF (United Kingdom)	38,626	$716,126

Total investment companies (cost $748,346)		$716,126

SHORT-TERM INVESTMENTS (4.9%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.25%(d)	12,508,226	$12,508,226

Putnam Short Term Investment Fund 0.11%(AFF)	12,987,299	12,987,299

Total short-term investments (cost $25,495,525)		$25,495,525

TOTAL INVESTMENTS

Total investments (cost $509,937,226)(b)		$529,694,785

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2015 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $515,258,460.
(b)	The aggregate identified cost on a tax basis is $509,977,007, resulting in gross unrealized appreciation and depreciation of $44,783,747 and $25,065,969, respectively, or net unrealized appreciation of $19,717,778.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $26,523, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$12,870,524	$40,631,805	$40,515,030	$2,617	$12,987,299
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(FWC)	Forward commitment, in part or in entirety.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $12,508,226, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $12,113,929.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $533,284 to cover the settlement of certain securities.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$80,866,348	$—	$26,523
Consumer staples	37,898,096	—	—
Energy	29,864,347	—	—
Financials	86,229,276	2,563,833	—
Health care	76,362,229	—	—
Industrials	53,915,341	1,244,521	—
Information technology	90,059,209	—	—
Materials	18,959,352	1,377,326	—
Telecommunication services	8,325,077	—	—
Utilities	13,222,761	—	—
Total common stocks	495,702,036	5,185,680	26,523
Convertible preferred stocks	—	2,568,895	—
Investment companies	716,126	—	—
Short-term investments	12,987,299	12,508,226	—

Totals by level	$509,405,461	$20,262,801	$26,523

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2015